Financial risk review - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	9.00%	16.00%